Warrants (Details 1) - Liability warrants [member]	9 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 $ / shares
Statement [Line Items]
Nmber of warrant, Acquisition of Engine	269,601	269,601
Number of warrant, Reclassify former GSQ Esports Inc. warrants to warrant liability	927,228	927,228
Number of warrants, expired	(438,918)	(438,918)
Number of warrants, outstanding, ending balance	757,911	757,911
Wheighted average exercise price, Acquisition of Engine		$ 30.00
Weighted average exercise price, Reclassify former GSQ Esports Inc. warrants to warrant liability		23.51
Weighted average exercise price, expired	$ 29.05
Weighted average exercise price, outstanding, ending balance		$ 22.61